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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment           [  ] Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kemper Capital Management, Ltd.
Address: PO Box 119
         Galveston, TX 77553

13F File Number:  028-03507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Diana Bartula
Title:     Vice President and Compliance Officer
Phone:

Signature, Place, and Date of Signing:

     /s/ Diana Bartula     Galveston, Texas      July 17, 2007


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          55

Form 13F Information Table Value Total:    $137,951 thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.                                Name


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Kempner Capital Management, Ltd.
FORM 13F
ALL EQUITY PORTFOLIOS UNDER MANAGEMENT
30-JUN-07


                                                                                                            Voting Authority
                                                                                                         ----------------------

                              Title of              Value      Shares/  Sh/   Put/  Invstmt    Other
Name of Issuer                 class    CUSIP     (x$1000)     Prn Amt  Prn   Call  Dscretn    Managers   Sole    Shared    None
--------------                 -----    -----     --------     -------  ---   ----  -------    --------   ----    ------    ----
AT&T Inc.                        COM    00206R102     5355      129037 SH             Sole          129037.000
Alcoa Inc                        COM    013817101     1985       48970 SH             Sole           48970.000
Allstate Corp.                   COM    020002101     3384       55015 SH             Sole           55015.000
Alltel Corp.                     COM    020039103    27412      405798 SH             Sole          405798.000
American Intl Group              COM    026874107     2284       32612 SH             Sole           32612.000
Annaly Cptl Mgmt Inc             COM    035710409     2461      170700 SH             Sole          170700.000
Applebees Intl Inc               COM    037899101      457       18975 SH             Sole           18975.000
Arkansas Best Corp               COM    040790107     3102       79590 SH             Sole           79590.000
Avis Budget Group                COM    053774105      319       11230 SH             Sole           11230.000
Bank of America Corp.            COM    060505104     4783       97833 SH             Sole           97833.000
Black Box Corporation            COM    091826107     1591       38440 SH             Sole           38440.000
Caterpillar Inc                  COM    149123101     1312       16760 SH             Sole           16760.000
Citigroup Inc.                   COM    172967101     1750       34120 SH             Sole           34120.000
Cullen Frost Bankers             COM    229899109     4843       90576 SH             Sole           90576.000
DiamondrockHspCoREIT             COM    252784301      551       28860 SH             Sole           28860.000
Dow Chemical Co                  COM    260543103     2632       59520 SH             Sole           59520.000
Ener Conv Devices Inc            COM    292659109      671       21766 SH             Sole           21766.000
Ensco International              COM    26874Q100     2321       38050 SH             Sole           38050.000
Enzo Biochem Inc.                COM    294100102      822       55001 SH             Sole           55001.000
Exxon Mobil Corp.                COM    30231G102      396        4725 SH             Sole            4725.000
Fannie Mae                       COM    313586109     3910       59847 SH             Sole           59847.000
Gannett Company Inc              COM    364730101     3348       60935 SH             Sole           60935.000
Gap Inc. (The)                   COM    364760108      971       50850 SH             Sole           50850.000
General Mills Inc                COM    370334104      856       14660 SH             Sole           14660.000
Home Depot Inc                   COM    437076102     2603       66140 SH             Sole           66140.000
IBM Corporation                  COM    459200101     2410       22900 SH             Sole           22900.000
Johnson & Johnson                COM    478160104     1289       20925 SH             Sole           20925.000
Lincoln National Corp.           COM    534187109     1539       21692 SH             Sole           21692.000
MBIA Inc.                        COM    55262C100     1400       22495 SH             Sole           22495.000
Marsh & McLennan                 COM    571748102     4412      142865 SH             Sole          142865.000
Morgan Stanley                   COM    617446448      934       11140 SH             Sole           11140.000
Noble Energy Inc.                COM    655044105      586        9394 SH             Sole            9394.000
Patterson-UTI Enrgy Inc          COM    703481101     1174       44795 SH             Sole           44795.000
Pfizer, Inc.                     COM    717081103     5100      199450 SH             Sole          199450.000
Sara Lee Corporation             COM    803111103      919       52840 SH             Sole           52840.000
Southern Union Co                COM    844030106     1892       58050 SH             Sole           58050.000
Team Inc                         COM    878155100      886       19700 SH             Sole           19700.000
Technitrol Inc                   COM    878555101     1315       45870 SH             Sole           45870.000
Verizon Comm. Inc.               COM    92343V104     2533       61525 SH             Sole           61525.000
Washington Federal, Inc.         COM    938824109     1153       47448 SH             Sole           47448.000
Wyeth                            COM    983024100     1453       25340 SH             Sole           25340.000
Wyndham Worldwide                COM    98310W108      814       22460 SH             Sole           22460.000
Barclays Plc ADR                        06738E204     2104       37715 SH             Sole           37715.000
Canon Inc ADR                           138006309     2126       36262 SH             Sole           36262.000
Ingersoll-Rand Co                       G4776G101     1331       24275 SH             Sole           24275.000
Nippon Telgrph&Telphn                   654624105     1729       77980 SH             Sole           77980.000
Nissan Motor Co Ltd                     654744408     3036      141605 SH             Sole          141605.000
Nokia Corporation                       654902204     4812      171180 SH             Sole          171180.000
RenaissanceRe HlgLtd                    G7496G103     2643       42630 SH             Sole           42630.000
Royal DSM NV ADR                        780249108     2094      169692 SH             Sole          169692.000
Teva PhrmaInd Ltd ADR                   881624209     1660       40250 SH             Sole           40250.000
XL Capital Ltd.                         G98255105     4174       49522 SH             Sole           49522.000
Alliance Worldwide Privatizati          01879X103      383   18463.984 SH             Sole           18463.984
MrgnStnly AsiaPacific Fd                61744U106      758       37000 SH             Sole           37000.000
MrgnStnly India Invstmnt Fd             61745C105     1170       26000 SH             Sole           26000.000
REPORT SUMMARY                    55 DATA RECORDS   137951           0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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